Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
The CD&A section of this Proxy Statement sets forth the financial and other factors considered by the Sustainability Committee when reviewing and setting the compensation of our chief executive officer and other named executive officers for the 2023 performance year. As required by Item 402(v) (the “Rule”) of Regulation S-K, the following sets forth information regarding compensation of our principal executive officer (“PEO”) and our other non-PEO named executive officers. In accordance with the Rule, the table below and the discussion that follows includes an amount referred to as “compensation actually paid” as defined in Item 402(v)(2)(iii). The calculation of this amount includes, among other things, the re-evaluation of unvested and outstanding equity awards.
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3),(4) ($)	Average Compensation Actually Paid to Non- PEO Named Executive Officers(3), (5) ($)	Value of Initial Fixed $100 Investment Based On:(6)		Net Income ($ in millions)	Adjusted OI w/ SBC ($ in millions)(8)
					Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return(7) ($)
2023	19,303,412	19,303,412	2,433,369	5,000,008	157.43	157.61	326.8	324.7
2022	18,443,020	18,443,020	7,408,828	6,930,769	111.06	99.08	174.8	274.0
2021	17,682,926	17,682,926	5,047,786	5,293,179	144.76	147.89	93.2	258.0
2020	14,462,703	14,467,137	6,770,320	6,774,754	121.07	113.02	126.5	218.9

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Gregory S. Bentley for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.

(2)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Gregory S. Bentley in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Gregory S. Bentley during 2023.

Description	2023 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	—

(a)
For 2023, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Subtract: Grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Fair Value at the End of the Prior Year of Equity Awards that Faired to Meet Vesting Conditions in the Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Sum: Total Equity Award Adjustments
2023	(14,298,984)	—	—	14,298,984	—	—	—	—
(3)
The dollar amounts reported in this column represent the average of the total amounts reported for our Non-CEO NEOs for each given year as reported in the “Total” column of the Summary Compensation Table in our proxy statement for the applicable year. Our Non-CEO NEOs were: (i) for 2023, Werner Andre, Brock Ballard, Michael M. Campbell and Nicholas H. Cumins, (ii) for 2022, Werner Andre, Keith A. Bentley,

Nicholas H. Cumins and David J. Hollister; (iii) for 2021, Keith A. Bentley, Gus Bergsma, David J. Hollister and Nicholas H. Cumins; and (iv) for 2020, Keith A. Bentley and David J. Hollister. For each applicable year, we refer to these individuals collectively as the “Non-CEO NEOs.”
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Non-CEO NEOs, the following adjustments were made to the amounts reported in the applicable Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the Non-CEO NEOs as a group during 2023:

Description	2023 (4)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	2,566,639

(a)
For 2023, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Subtract: Grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Fair Value at the End of the Prior Year of Equity Awards that Faired to Meet Vesting Conditions in the Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Sum: Total Equity Award Adjustments
2023	(1,456,920)	2,352,405	1,448,144	—	223,010	—	—	2,566,639

(5)
When calculating amounts of  “compensation actually paid” for purposes of this table:

♦
The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 15, “Stock-Based Compensation,” to our financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 27, 2024. The assumptions used were not materially changed from those described in Note 15 but were updated at each valuation date to reflect the then-current value of each variable.
♦
The fair value of time-vesting restricted awards and RSUs was estimated at each valuation date using the market price of the Company’s common stock on the relevant valuation date and includes the value of dividend equivalents accrued from the grant date through the relevant valuation date. The fair value of PSUs was estimated at each valuation date using: (1) the market price of the Company’s common stock on the relevant valuation date; and (2) an adjustment to reflect actual performance for any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period.
(6)
Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on September 23, 2020 (the date on which the Company’s Class B common stock began trading publicly following the Company’s initial public offering) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

(7)
Reflects total shareholder return for The Nasdaq US Benchmark Software Index, which is the peer group used for purposes of the performance graph the Company generates pursuant to Item 201(d) of Regulation S-K.

(8)
For purposes of the Rule, we have identified Adjusted OI w/SBC as our Company-Selected Metric. Adjusted OI w/ SBC is defined as operating income adjusted for the following: amortization of purchased intangibles, expense (income) relating to deferred compensation plan liabilities, acquisition expenses, and realignment expenses (income), for the respective periods. Although the Company views Adjusted OI w/ SBC to be an important financial performance measure, among others, that the Sustainability Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Sustainability Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Sustainability Committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Company Selected Measure Name	Adjusted OI w/ SBC
Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Gregory S. Bentley for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.
(3)
The dollar amounts reported in this column represent the average of the total amounts reported for our Non-CEO NEOs for each given year as reported in the “Total” column of the Summary Compensation Table in our proxy statement for the applicable year. Our Non-CEO NEOs were: (i) for 2023, Werner Andre, Brock Ballard, Michael M. Campbell and Nicholas H. Cumins, (ii) for 2022, Werner Andre, Keith A. Bentley,

Nicholas H. Cumins and David J. Hollister; (iii) for 2021, Keith A. Bentley, Gus Bergsma, David J. Hollister and Nicholas H. Cumins; and (iv) for 2020, Keith A. Bentley and David J. Hollister. For each applicable year, we refer to these individuals collectively as the “Non-CEO NEOs.”

Peer Group Issuers, Footnote
(6)
Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on September 23, 2020 (the date on which the Company’s Class B common stock began trading publicly following the Company’s initial public offering) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

PEO Total Compensation Amount	$ 19,303,412	$ 18,443,020	$ 17,682,926	$ 14,462,703
PEO Actually Paid Compensation Amount	$ 19,303,412	18,443,020	17,682,926	14,467,137
Adjustment To PEO Compensation, Footnote
(2)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Gregory S. Bentley in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Gregory S. Bentley during 2023.

Description	2023 ($)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	—

(a)
For 2023, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Subtract: Grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Fair Value at the End of the Prior Year of Equity Awards that Faired to Meet Vesting Conditions in the Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Sum: Total Equity Award Adjustments
2023	(14,298,984)	—	—	14,298,984	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 2,433,369	7,408,828	5,047,786	6,770,320
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,000,008	6,930,769	5,293,179	6,774,754
Adjustment to Non-PEO NEO Compensation Footnote
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the Non-CEO NEOs, the following adjustments were made to the amounts reported in the applicable Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the Non-CEO NEOs as a group during 2023:

Description	2023 (4)
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Stock and Option Awards Adjustment(a)	2,566,639

(a)
For 2023, the amounts added or deducted in calculated stock and option award adjustments include:

Year	Subtract: Grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Fair Value at the End of the Prior Year of Equity Awards that Faired to Meet Vesting Conditions in the Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Sum: Total Equity Award Adjustments
2023	(1,456,920)	2,352,405	1,448,144	—	223,010	—	—	2,566,639

Compensation Actually Paid vs. Total Shareholder Return
TOTAL SHAREHOLDER RETURN
The following chart shows the relationship between: (1) the compensation actually paid (“CAP”) to our CEO and the average CAP to the Non-CEO NEOs; (2) the cumulative total shareholder return (“TSR”) of the Company for 2020 (beginning on its IPO date), 2021, 2022 and 2023; and (3) the TSR of The Nasdaq US Benchmark Software Index (“NBSI”) during the same period.

Compensation Actually Paid vs. Net Income
NET INCOME
The following chart shows the relationship between: (1) the compensation actually paid to our CEO and the average compensation actually paid to the Non-CEO NEOs; and (2) the net income of the Company for the last four fiscal years.

Compensation Actually Paid vs. Company Selected Measure
ADJUSTED OI W/ SBC
The following chart shows the relationship between: (1) the compensation actually paid to our CEO and the average compensation actually paid to the Non-CEO NEOs; and (2) Adjusted OI w/SBC for the last four fiscal years.

Tabular List, Table
TABULAR LIST OF FINANCIAL PERFORMANCE MEASURES
For purposes of the Rule, we have identified the following performance measures, which the Sustainability Committee considered, among others, when making executive compensation decisions for performance year 2023, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.
Adjusted OI w/ SBC	Adjusted OI w/ SBC Margin
Adjusted Net Income	New Business
As noted above, however, the Sustainability Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Sustainability Committee does not actually use any financial or non-financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Total Shareholder Return Amount	$ 157.43	111.06	144.76	121.07
Peer Group Total Shareholder Return Amount	157.61	99.08	147.89	113.02
Net Income (Loss)	$ 326,800,000	$ 174,800,000	$ 93,200,000	$ 126,500,000
Company Selected Measure Amount	324.7	274.0	258.0	218.9
Adjustment to Compensation, Amount
PEO Name	Gregory S. Bentley
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted OI w/ SBC
Non-GAAP Measure Description
(8)
For purposes of the Rule, we have identified Adjusted OI w/SBC as our Company-Selected Metric. Adjusted OI w/ SBC is defined as operating income adjusted for the following: amortization of purchased intangibles, expense (income) relating to deferred compensation plan liabilities, acquisition expenses, and realignment expenses (income), for the respective periods. Although the Company views Adjusted OI w/ SBC to be an important financial performance measure, among others, that the Sustainability Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Sustainability Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Sustainability Committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OI w/ SBC Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	New Business
Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,566,639
PEO | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,298,984)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,298,984
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,566,639
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,456,920)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,352,405
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,448,144
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,010
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount